UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004
                                                ----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
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Address:   65 East 55th Street, 25th Floor
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           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler          New York, New York            11/15/04
       -------------------------    ---------------------------     -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        95
                                               -------------

Form 13F Information Table Value Total:        $1,868,428
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                      Form 13F INFORMATION TABLE

                                                           VALUE  SHRS  OR  SH/PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE

Aeropostale Inc                 Common        007865108    1,834     70,000    SH        SOLE              70,000
Albertson's Inc                 Common        013104104    2,393    100,000    SH        SOLE             100,000
Allergan Inc                    Common        018490102    5,441     75,000    SH        SOLE              75,000
Alliance Gaming Corp            Common        01859P609    6,250    415,000    SH        SOLE             415,000
American Italian Pasta Co       Common        027070101    1,961     75,000    SH        SOLE              75,000
AmerisourceBergen Corp          Common        03073E105    2,686     50,000    SH        SOLE              50,000
Ann Taylor Corp                 Common        036115103   12,870    550,000    SH        SOLE             550,000
Anthem Inc                      Common        03674B104   61,075    700,000    SH        SOLE             700,000
Aramark Corp                    Common        038521100   66,989  2,775,000    SH        SOLE           2,775,000
BEA Systems Inc                 Common        073325102   19,348  2,800,000    SH        SOLE           2,800,000
Beckman Coulter Inc             Common        075811109    5,612    100,000    SH        SOLE             100,000
BJ's Wholesale Club Inc         Common        05548J106    2,051     75,000    SH        SOLE              75,000
Blockbuster Inc                 Common        093679108    2,431    320,300    SH        SOLE             320,300
Blockbuster Inc - When Issued   Common        093679108    1,148    154,700    SH        SOLE             154,700
Boise Cascade Corp              Common        097383103   33,280  1,000,000    SH        SOLE           1,000,000
Christopher & Banks Co          Common        171046105    1,201     75,000    SH        SOLE              75,000
Circuit City Stores Inc         Common        172737108   24,544  1,600,000    SH        sOLE           1,600,000
Citigroup Inc                   Common        172967101    4,236     96,000    SH        SOLE              96,000
Claire's Stores Inc             Common        179584107    1,252     50,000    SH        SOLE              50,000
Coca Cola Co                    Common        191216100    1,001     25,000    SH        SOLE              25,000
Computer Associates Int'l Inc   Common        204912109    3,288    125,000    SH        SOLE             125,000
Consumer Staples Select SPDR F  Common        81369Y308    3,791    175,000    SH        SOLE             175,000
Cooper Tire & Rubber            Common        216831107    4,034    200,000    SH        SOLE             200,000
Cost Plus, Inc.                 Common        221485105    2,654     75,000    sH        SOLE              75,000
Dendrite Int'l Inc              Common        248239105    4,030    250,000    SH        SOLE             250,000
Diageo PLC                      Common        0237400    112,525  9,000,000    SH        SOLE           9,000,000
Electronics Boutique Hldgs Cor  Common        286045109    2,558     75,000    SH        SOLE              75,000
Elior SCA Ord                   Common        5911334     25,118  2,831,900    SH        SOLE           2,831,900
EMI Group PLC                   Common        0044473     92,000 23,000,000    SH        SOLE          23,000,000
Fox Entertainment Group Inc     Common        35138T107   31,069  1,120,000    SH        SOLE           1,120,000
GameStop Corp                   Common        36466R101    1,851    100,000    SH        SOLE             100,000
Gaylord Entertainment Co        Common        367905106   69,750  2,250,000    SH        SOLE           2,250,000
Gemstar TV Guide Int'l Inc      Common        36866W106   22,600  4,000,000    SH        SOLE           4,000,000
GTECH Holdings Corp             Common        400518106   20,256    800,000    SH        SOLE             800,000
Health Mgt Assoc Inc            Common        421933102    3,065    150,000    SH        SOLE             150,000
Heidrick & Struggles Inc        Common        422819102   63,044  2,187,500    SH        SOLE           2,187,500
Hilton Group PLC                Common        0500254     32,596  6,500,000    SH        SOLE           6,500,000
InterActive Corp                Common        44919p102    5,505    250,000    SH        SOLE             250,000
International Game Technology   Common        459902102    8,988    250,000    SH        SOLE             250,000
Jack Henry & Assoc Inc          Common        426281101    1,877    100,000    SH        SOLE             100,000
JC Penney Co                    Common        708160106   15,876    450,000    SH        SOLE             450,000
Jos A Bank Clothiers Inc        Common        480838101    1,384     50,000    SH        SOLE              50,000
K Swiss Inc                     Common        482686102      963     50,000    SH        SOLE              50,000
Kellwood Company                Common        488044108    2,734     75,000    SH        SOLE              75,000
Kerzner Intl Ltd                Common        P6065Y107   48,367  1,100,000    SH        SOLE           1,100,000
Knight Ridder Inc               Common        499040103    3,600     55,000    SH        SOLE              55,000
Lamar Advertising Co            Common        512815101    3,620     87,000    SH        SOLE              87,000
Lennar Corp Class A             Common        526057104   31,654    665,000    SH        SOLE             665,000
Level 3 Comm Inc                Common        52729N100    1,943    750,000    SH        SOLE             750,000
Marvel Enterprises Inc          Common        57383M108    1,980    136,000    SH        SOLE             136,000
Masonite Int'l Corp             Common        2699989CA   57,763  2,290,000    SH        SOLE           2,290,000
Microsoft Corp.                 Common        594918104   41,475  1,500,000    SH        SOLE           1,500,000
Molson Inc Cl A                 Common        2598581CA   44,785  1,760,000    SH        SOLE           1,760,000
Movie Gallery Inc               Common        624581104    4,962    283,077    SH        SOLE             283,077
Mylan Laboratories Inc          Common        628530107      900     50,000    SH        SOLE              50,000
Navigant Consulting Inc         Common        63935N107    1,098     50,000    SH        SOLE              50,000
NDC Health Corp                 Common        639480102    4,013    250,000    SH        SOLE             250,000
Netflix.com Inc                 Common        64110L106    5,397    350,000    SH        SOLE             350,000
News Corp Ltd ADR               ADR           652487802   52,008  1,660,000    SH        SOLE           1,660,000
NII Holdings Inc                Common        62913F201   30,495    740,000    SH        SOLE             740,000
North Fork Banc Inc             Common        659424105   29,173    656,308    SH        SOLE             656,308
OCA Inc                         Common        67083Q101    1,422    300,000    SH        SOLE             300,000
Omnicare Inc                    Common        681904108   40,127  1,414,900    SH        SOLE           1,414,900
Oracle Corp                     Common        68389X105   12,916  1,145,000    SH        SOLE           1,145,000
PalmOne Inc                     Common        69713P107      216      7,082    SH        SOLE               7,082
PalmSource Inc                  Common        697154102       45      2,191    SH        SOLE               2,191
Petsmart Inc                    Common        716768106    1,420     50,000    SH        SOLE              50,000
PFSWeb Inc                      Common        717098107      334    222,475    SH        SOLE             222,475
Pharmaceutical Product Dvlp In  Common        717124101    1,800     50,000    SH        SOLE              50,000
Polo Ralph Lauren Corp          Common        731572103   23,641    650,000    SH        SOLE             650,000
Pulte Homes Inc                 Common        745867101   43,880    715,000    SH        SOLE             715,000
Renault SA                      Common        4712798     90,805  1,108,500    SH        SOLE           1,108,500
Ross Stores Inc                 Common        778296103   32,933  1,405,000    SH        SOLE           1,405,000
Scholastic Corp                 Common        807066105    3,089    100,000    SH        SOLE             100,000
Shuffle Master Inc              Common        825549108    7,492    200,000    SH        SOLE             200,000
Siebel Systems Inc              Common        826170102   15,834  2,100,000    SH        SOLE           2,100,000
Sodexho Alliance SA             Common        7062713      2,650    100,000    SH        SOLE             100,000
Spectrasite Inc                 Common        84761M104   23,250    500,000    SH        SOLE             500,000
Stratos International Inc       Common        863100202       15      3,340    SH        SOLE               3,340
Sunguard Data Systems Inc       Common        867363103   78,322  3,295,000    SH        SOLE           3,295,000
Sunrise Senior Living Inc       Common        86768K106    1,756     50,000    SH        SOLE              50,000
Taser Int'l Inc                 Common        87651B104   15,140    403,190    SH        SOLE             403,190
Telewest Global Inc             Common        87956T107   15,842  1,363,354    SH        SOLE           1,363,354
Time Warner Inc                 Common        887317105   23,403  1,450,000    SH        SOLE           1,450,000
US Bancorp                      Common        902973304   26,066    901,926    SH        SOLE             901,926
Valassis Communications Inc     Common        918866104    4,437    150,000    SH        SOLE             150,000
Veritas Software Corp           Common        923436109   14,240    800,000    SH        SOLE             800,000
Viacom Inc Cl B                 Common        925524308   41,111  1,225,000    SH        SOLE           1,225,000
W.P. Stewart & Co Ltd           Common        G84922106   22,989  1,150,000    SH        SOLE           1,150,000
Wellpoint Health Networks Inc   Common        94973H108   72,775    692,500    SH        SOLE             692,500
William Hill PLC                Common        3169889     31,418  3,250,000    SH        SOLE           3,250,000
Willis Group Holdings Ltd       Common        G96655108   33,660    900,000    SH        SOLE             900,000
Winn-Dixie Stores Inc           Common        974280109      155     50,000    SH        SOLE              50,000
Yum! Brands Inc                 Common        988498101   31,674    779,000    SH        SOLE             779,000
Zoran Corp                      Common        98975F101    1,179     75,000    SH        SOLE              75,000

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